Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Other investments	$ 121	$ 155
Total assets	169	212
Liabilities
Total liabilities	(151)	(99)
Energy contracts subject to regulatory deferral
Assets
Derivative assets	22	41
Liabilities
Derivative liabilities	(139)	(89)
Energy contracts not subject to regulatory deferral
Assets
Derivative assets	8	16
Liabilities
Derivative liabilities	(12)	(1)
Foreign exchange contracts, interest rate and total return swaps
Assets
Derivative assets	18
Liabilities
Derivative liabilities		(9)
Level 1
Assets
Other investments	121	155
Total assets	135	155
Liabilities
Total liabilities	(1)	(8)
Level 1 | Energy contracts subject to regulatory deferral
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities	(1)	0
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Level 1 | Foreign exchange contracts, interest rate and total return swaps
Assets
Derivative assets	14
Liabilities
Derivative liabilities		(8)
Level 2
Assets
Other investments	0	0
Total assets	34	46
Liabilities
Total liabilities	(150)	(88)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Derivative assets	22	33
Liabilities
Derivative liabilities	(138)	(86)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Derivative assets	8	13
Liabilities
Derivative liabilities	(12)	(1)
Level 2 | Foreign exchange contracts, interest rate and total return swaps
Assets
Derivative assets	4
Liabilities
Derivative liabilities		(1)
Level 3
Assets
Other investments	0	0
Total assets	0	11
Liabilities
Total liabilities	0	(3)
Level 3 | Energy contracts subject to regulatory deferral
Assets
Derivative assets	0	8
Liabilities
Derivative liabilities	0	(3)
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Derivative assets	0	3
Liabilities
Derivative liabilities	0	0
Level 3 | Foreign exchange contracts, interest rate and total return swaps
Assets
Derivative assets	$ 0
Liabilities
Derivative liabilities		$ 0